Fair value measurements (Tables) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of valuation methodologies
The following table describes the valuation methodologies generally used by the Plan to measure its instruments at fair value, including the general classification of such instruments pursuant to the fair value hierarchy.

Instrument	Valuation methodology	Classifications in the fair value hierarchy
JPMorgan Chase & Co. common stock	Closing price reported on the New York Stock Exchange	Level 1
Other equity, corporate debt, asset-backed (e.g., CLOs), U.S. federal, state, local and non-U.S. government and mortgage-backed securities, and repurchase agreements (a)	Quoted market prices	Level 1
	In the absence of quoted market prices, securities are valued based on:	Level 2
•Observable market prices for similar securities
•Relevant broker quotes
•Independent pricing services
•Discounted cash flows
In addition, the following inputs to discounted cash flows are used for the following products:
Mortgage- and asset-backed securities specific inputs:
•Collateral characteristics
•Deal-specific payment and loss allocations
•Current market assumptions related to yield, prepayment speed, conditional default rates and loss severity
Collateralized loan obligations ("CLOs") specific inputs:
•Collateral characteristics
•Deal-specific payment and loss allocations
•Expected prepayment speed, conditional default rates, loss severity
•Credit spreads
•Credit rating data
Fund investments (e.g., mutual, money market and other) and registered investment companies	Net asset value
	•NAV is supported by the ability to redeem and purchase at NAV level	Level 1
	•Adjustments to the NAV as required, for restrictions on redemption (e.g., lock-up periods or withdraw limitations) or where observable activity is limited	Level 2(b)
Derivatives	Non-exchange traded derivatives that are valued using independent pricing services.	Level 2
Refer to Note 6 for further information on derivative instruments.
(a) Repurchase agreements are short-term in duration and recorded at amortized cost, which closely approximates fair value.
(b) Excludes certain investments that are measured at fair value using the net asset value per share (or its equivalents) as a practical expedient.

Schedule of financial instruments carried at fair value
The following tables present the financial instruments carried at fair value as of December 31, 2025 and 2024, by major product category and fair value hierarchy.
Assets and liabilities measured at fair value on a recurring basis

	Fair value hierarchy
December 31, 2025	Level 1	Level 2	Total fair value
Equity securities:
JPMorgan Chase & Co.	$10,658,411,527	$—	$10,658,411,527
Other equity securities	5,155,537,376	—	5,155,537,376
Total equity securities	15,813,948,903	—	15,813,948,903
Corporate debt and asset-backed securities	—	2,484,139,652	2,484,139,652
U.S. federal, state, local and non-U.S. government securities	703,521,693	72,144,288	775,665,981
Mortgage-backed securities	166,572,811	112,288,050	278,860,861
Money market funds and other(a)	371,501,605	69,369,443	440,871,048
Derivative receivables	—	468,317	468,317
Total assets measured at fair value	$17,055,545,012	$2,738,409,750	$19,793,954,762
Investments measured at NAV(b)			37,629,298,821
Total investments at fair value			$57,423,253,583

Mortgage-backed securities sold short	$2,266,572	—	$2,266,572
Derivative payables	—	639,310	639,310
Total liabilities measured at fair value	$2,266,572	$639,310	$2,905,882

	Fair value hierarchy
December 31, 2024	Level 1	Level 2	Total fair value
Equity securities:
JPMorgan Chase & Co.	$8,402,328,583	$—	$8,402,328,583
Other equity securities	4,719,291,502	—	4,719,291,502
Total equity securities	13,121,620,085	—	13,121,620,085
Corporate debt and asset-backed securities	—	2,172,643,358	2,172,643,358
U.S. federal, state, local and non-U.S. government securities	702,331,202	15,012,972	717,344,174
Mortgage-backed securities	194,539,161	86,093,741	280,632,902
Money market funds and other(a)	306,883,597	25,126,893	332,010,490
Derivative receivables	—	786,901	786,901
Total assets measured at fair value	$14,325,374,045	$2,299,663,865	$16,625,037,910
Investments measured at NAV(b)			31,831,956,536
Total investments at fair value			$48,456,994,446

Mortgage-backed securities sold short	$2,177,263	—	$2,177,263
Derivative payables	—	522,502	522,502
Total liabilities measured at fair value	$2,177,263	$522,502	$2,699,765
(a)Money market funds and other consists of mutual funds, money market funds and resale agreements.
(b)Investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be classified in the fair value hierarchy.